Long term debt (Details Narrative) - CAD ($)	1 Months Ended
	May 26, 2021	Dec. 31, 2025
Long term loan	$ 1,000,000	$ 601,852
Loan term	9 years
Interest Rate	4.00%
Repayment Terms	May 26, 2022
BDC [Member]
Revolving loan	$ 1,000,000